Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Payable And Accrued Expenses
Other Accounts Payable And Accrued Expenses
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Service providers, consultants and accrued expenses	$9,768	$11,139
Employees and payroll accruals	11,061	14,013
Advances from customers	4,519	2,246
Provision for agent commissions	3,777	2,695
Secured borrowings *)	1,770	987
Restructuring and other charges **)	1,855	4,477
Warranty provision	1,605	648
Royalties	1,214	2,355
Derivatives	174	2,690
Advances from grants	570	1,413
Earn out provision	-	2,718
Others	64	60

	$36,377	$45,441

*)     See Note 2aa.
**)   See also Note 2z .